Cost of Sales - Disclosure of impairment of assets (Details) oz in Millions, R in Millions	12 Months Ended
	Jun. 30, 2024 ZAR (R) oz	Jun. 30, 2023 ZAR (R) $ / oz	Jun. 30, 2022 ZAR (R)	Jun. 30, 2024 $ / oz	Jun. 30, 2024 R / $	Jun. 30, 2024 R / kg	Jun. 30, 2023 R / $	Jun. 30, 2023 R / kg	Jun. 30, 2022	Jun. 30, 2022 $ / oz	Jun. 30, 2022 R / $	Jun. 30, 2022 R / kg	Dec. 31, 2021 ZAR (R)	Dec. 31, 2021	Dec. 31, 2021 $ / oz	Dec. 31, 2021 R / $	Dec. 31, 2021 R / kg	Jun. 30, 2021
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of assets	R 2,793	R 0	R 4,433
– 12 months
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Closing Price Of Gold Assumption		1,932		2,258		1,335,000		1,135,000		1,861		931,000			1,782		880,000
Exchange rate (R/USD) | R / $					18.39		18.28				15.55					15.36
Tshepong North
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of assets	0	R 0	2,296
Recoverable amount			1,938
Discount rate applied to cash flow projections									11.67%									10.11%
Tshepong South
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of assets	0	0	1,326
Recoverable amount			1,645
Discount rate applied to cash flow projections									11.67%									10.11%
Moab Khotsong
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of assets	0	0	522
Recoverable amount			3,748
Discount rate applied to cash flow projections									10.44%									9.35%
Kusasalethu
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of assets	0	0	145
Recoverable amount			806
Bambanani
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of assets	0	0	144
Recoverable amount			0										R 36
Discount rate applied to cash flow projections														12.59%
Tshepong OLOM
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate applied to cash flow projections									13.75%									12.02%
Target North
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of assets	2,793	R 0	0
Recoverable amount	R 888
Total Mineral resource estimation before exploration drilling program | oz	56.4
Total Indicated Mineral resource estimation before exploration drilling program | oz	22.0
Total Inferred Mineral resource estimation before exploration drilling program | oz	34.4
Total Inferred mineral resource estimation after drilling progam | oz	13.8
Life-of-mine plan | Tshepong North
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount			1,088
Life-of-mine plan | Tshepong South
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount			1,645
Life-of-mine plan | Moab Khotsong
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount			3,748
Life-of-mine plan | Kusasalethu
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount			806
Life-of-mine plan | Bambanani
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount			0
Life-of-mine plan | Target North
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount	R 0
Resource base | Tshepong North
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount			850
Resource base | Tshepong South
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount			0
Resource base | Moab Khotsong
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount			0
Resource base | Kusasalethu
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount			0
Resource base | Bambanani
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount			R 0
Resource base | Target North
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount	R 888